Warrant derivative liability (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrant derivative liability [Abstract]
Change in Fair Value of Derivative Liabilities
The following schedule shows the fair value of the warrant derivative liability as of September 30, 2020 and December 31, 2019, and the change in fair value during the three and nine months ended September 30, 2020:

Dollars in thousands	Warrant derivative liability
Balance as of December 31, 2019	$2,220
Change in fair value of derivative liability	(1,379)
Balance as of March 31, 2020	$841
Change in fair value of derivative liability	3,474
Balance as of June 30, 2020	$4,315
Change in fair value of derivative liability	(4,213)
Balance as of September 30, 2020	$102

The following schedule shows the change in fair value of the derivative liabilities as at December 31, 2019.

Dollars in thousands	Warrant liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220

Warrant Liability Fair Value Measurement Inputs and Valuation Techniques
Warrant derivative liability	May 6, 2019	December 31, 2019	September 30, 2020
Stock price	$6.00	$2.70	$0.49
Exercise price	$3.90	$1.62	$0.65
Expected remaining term (in years)	1.60-1.68	0.95-1.02	0.22
Volatility	64%	69%	75%
Risk-free interest rate	2.39%	1.60%	0.09%

	May 6, 2019	December 31, 2019
Warrant liability
Stock price	$6.00	$2.70
Exercise price	$3.90	$1.62
Expected remaining term (in years)	1.60 – 1.68	0.95 – 1.02
Volatility	64%	69%
Risk-free interest rate	2.39%	1.60%